Reorganization - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 28, 2015	Dec. 27, 2014
Reorganization Items [Line Items]
Number of LP Units outstanding	69,007,297
Class A common stock issued at IPO		28,571,429
Vesting period of leverage restoration options	4 years
2015 Omnibus Equity Incentive Plan [Member]
Reorganization Items [Line Items]
Percentage of performance-vesting options	25.00%
General and Administrative Expense Costs [Member]
Reorganization Items [Line Items]
Modification charge recognized in general and administrative costs	$ 14.5
Common Class A [Member]
Reorganization Items [Line Items]
Class A common stock issued at IPO	1,029,183
Common Class A [Member] | 2015 Omnibus Equity Incentive Plan [Member]
Reorganization Items [Line Items]
Number of class A common stock issued under the Omnibus Incentive Plan	240,000
Exercise price per share under the Omnibus Incentive Plan	$ 18.00
Initial Public Offering [Member] | Common Class A [Member]
Reorganization Items [Line Items]
Class A common stock issued at IPO	25,555,555
Class A Common stock offering price per share	$ 18.00
Class C Units [Member] | Common Class A [Member]
Reorganization Items [Line Items]
Class A common stock issued at IPO	160,333
Class D Units [Member] | Common Class A [Member]
Reorganization Items [Line Items]
Class A common stock issued at IPO	4,358,842